LONG-TERM INVESTMENTS, NET (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Equity investments without readily determinable fair values
Total equity investments without readily determinable fair values, net		¥ 27,000		¥ 29,880
Equity method investments
Impairment of equity method investments		(524)		(524)
Total equity method investments, net		19,183		16,569
Total long-term investments, net		46,183	$ 6,696	46,449
A company providing mechanic training
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[1]	12,000		12,000
Other equity investments without readily determinable fair values
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[2]	15,000		17,880
Impairment of equity investments without readily determinable fair values		13,000
Companies providing hockey program management
Equity method investments
Total equity method investments, net	[3]	2,156		2,079
A company providing Internet product solutions
Equity investments without readily determinable fair values
Impairment of equity investments without readily determinable fair values		0		0
Equity method investments
Total equity method investments, net		¥ 17,551		¥ 15,014

[1]	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. No impairment loss was recognized as of December 31, 2021 and 2022, and for the years then ended.
[2]	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interests in several third-party companies. The Company recognized no impairment loss for the years ended December 31, 2021 and 2022, respectively, and with an impairment balance of RMB13,000 as of December 31, 2020, which has been written off during the year of 2021.
[3]	In January 2018, the Company paid RMB14,000 in cash to acquire 20% of equity interest of a company which provides IT consulting services and programming and accounted for the investment using equity method. No impairment loss was recognized as of December 31, 2021 and 2022, and for the years then ended.